Fair Value of Financial Assets and Liabilities - Quantitative Information about Significant Unobservable Inputs Used in Fair Value Measurement for Level 3 Financial Assets and Liabilities (Detail) - JPY (¥)
¥ in Millions
	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Financial assets:
Derivative financial instruments	¥ 8,306,494	¥ 8,313,016
Financial liabilities:
Derivative financial instruments	9,279,351	9,303,258
Financial liabilities designated at fair value through profit or loss	630,618	597,846
At fair value [member]
Financial assets:
Derivative financial instruments	8,306,494	8,313,016
Investment securities at fair value through other comprehensive income	31,376,993	33,179,136
Financial liabilities:
Derivative financial instruments	9,279,351	9,303,258
Financial liabilities designated at fair value through profit or loss	630,618	597,846
Others	(32,621)	(25,320)
At fair value [member] | Currency derivatives [member]
Financial assets:
Derivative financial instruments	3,441,505	3,051,826
Financial liabilities:
Derivative financial instruments	3,729,771	3,461,085
At fair value [member] | Equity derivatives [member]
Financial assets:
Derivative financial instruments	34,700	161,801
Financial liabilities:
Derivative financial instruments	26,589	22,092
At fair value [member] | Credit derivatives [member]
Financial assets:
Derivative financial instruments	25,293	23,438
Financial liabilities:
Derivative financial instruments	41,094	34,816
At fair value [member] | Level 3 [member]
Financial assets:
Derivative financial instruments	9,277	7,598
Investment securities at fair value through other comprehensive income	632,986	550,448
Financial liabilities:
Derivative financial instruments	12,609	10,082
Financial liabilities designated at fair value through profit or loss	128,499	129,678
Others	(20,164)	(14,117)
At fair value [member] | Level 3 [member] | Financial liabilities at fair value through profit or loss, category [member]
Financial liabilities:
Financial liabilities designated at fair value through profit or loss	128,499	129,678
At fair value [member] | Level 3 [member] | Currency derivatives [member]
Financial assets:
Derivative financial instruments	1,152	1,059
Financial liabilities:
Derivative financial instruments	2,635	2,950
At fair value [member] | Level 3 [member] | Equity derivatives [member]
Financial assets:
Derivative financial instruments	6,940	6,072
Financial liabilities:
Derivative financial instruments	3,936	2,693
At fair value [member] | Level 3 [member] | Credit derivatives [member]
Financial assets:
Derivative financial instruments	263	290
Financial liabilities:
Derivative financial instruments	122	89
At fair value [member] | Level 3 [member] | Trading assets [member] | Debt instruments [member]
Financial assets:
Trading assets		¥ 41,380
At fair value [member] | Level 3 [member] | Trading assets [member] | Debt instruments [member] | Discounted cash flow [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Discount margin		9.00%
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Interest Rate Derivatives [Member]
Financial assets:
Derivative financial instruments	922	¥ 177
Financial liabilities:
Derivative financial instruments	¥ 5,916	¥ 4,350
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Interest Rate Derivatives [Member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Foreign exchange volatility	11.00%	11.00%
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Interest Rate Derivatives [Member] | Option pricing model [member] | Minimum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Interest rate to interest rate correlation	28.00%	29.00%
Quanto correlation	5.00%	2.00%
Interest rate volatility	5.00%
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Interest Rate Derivatives [Member] | Option pricing model [member] | Maximum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Interest rate to interest rate correlation	100.00%	100.00%
Quanto correlation	53.00%	52.00%
Interest rate volatility	15.00%
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Currency derivatives [member]
Financial assets:
Derivative financial instruments	¥ 1,152	¥ 1,059
Financial liabilities:
Derivative financial instruments	¥ 2,635	¥ 2,950
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Currency derivatives [member] | Option pricing model [member] | Minimum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Interest rate to interest rate correlation	31.00%	30.00%
Foreign exchange volatility	9.00%	10.00%
Quanto correlation	9.00%	7.00%
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Currency derivatives [member] | Option pricing model [member] | Maximum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Interest rate to interest rate correlation	100.00%	100.00%
Foreign exchange volatility	12.00%	13.00%
Quanto correlation	50.00%	49.00%
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Equity derivatives [member]
Financial assets:
Derivative financial instruments	¥ 6,940	¥ 6,072
Financial liabilities:
Derivative financial instruments	¥ 3,936	¥ 2,693
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Equity derivatives [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Equity to equity correlation		59.00%
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Equity derivatives [member] | Option pricing model [member] | Minimum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Equity volatility	0.00%	2.00%
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Equity derivatives [member] | Option pricing model [member] | Maximum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Equity volatility	69.00%	93.00%
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Credit derivatives [member]
Financial assets:
Derivative financial instruments	¥ 263	¥ 290
Financial liabilities:
Derivative financial instruments	¥ 122	¥ 89
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Credit derivatives [member] | Credit default model [member] | Minimum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Quanto correlation	18.00%	18.00%
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Credit derivatives [member] | Credit default model [member] | Maximum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Quanto correlation	30.00%	30.00%
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Debt instruments [member]
Financial assets:
Financial assets at fair value through profit or loss	¥ 828,626	¥ 849,122
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Debt instruments [member] | Option pricing model [member] | Minimum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Foreign exchange volatility	13.00%	13.00%
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Debt instruments [member] | Option pricing model [member] | Maximum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Foreign exchange volatility	42.00%	42.00%
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Debt instruments [member] | Discounted cash flow [member] | Minimum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Discount margin	5.00%	6.00%
Probability of default rate	0.00%	0.00%
Loss given default rate	25.00%	20.00%
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Debt instruments [member] | Discounted cash flow [member] | Maximum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Discount margin	8.00%	8.00%
Probability of default rate	12.00%	27.00%
Loss given default rate	100.00%	100.00%
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Equity instruments [member]
Financial assets:
Financial assets at fair value through profit or loss	¥ 91,551	¥ 80,144
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Liquidity discount	20.00%	20.00%
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Equity instruments [member] | Minimum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Price/Book value multiple	0.8	0.9
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Equity instruments [member] | Maximum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Price/Book value multiple	1.9	1.5
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Equity instruments [member] | Discounted cash flow [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Probability of default rate	0.00%
Loss given default rate	40.00%	40.00%
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Equity instruments [member] | Discounted cash flow [member] | Minimum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Probability of default rate		0.00%
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Equity instruments [member] | Discounted cash flow [member] | Maximum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Probability of default rate		1.00%
At fair value [member] | Level 3 [member] | Financial assets at fair value through other comprehensive income, category [member] | Equity instruments [member]
Financial assets:
Investment securities at fair value through other comprehensive income	¥ 632,986	¥ 550,448
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Liquidity discount	20.00%	20.00%
At fair value [member] | Level 3 [member] | Financial assets at fair value through other comprehensive income, category [member] | Equity instruments [member] | Discounted cash flow [member] | Minimum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Price/Book value multiple	0.3	0.3
At fair value [member] | Level 3 [member] | Financial assets at fair value through other comprehensive income, category [member] | Equity instruments [member] | Discounted cash flow [member] | Maximum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Price/Book value multiple	3.5	3.8
At fair value [member] | Level 3 [member] | Financial liabilities designated at fair value through profit or loss [member] | Financial liabilities at fair value through profit or loss, category [member]
Financial liabilities:
Financial liabilities designated at fair value through profit or loss	¥ 128,499	¥ 129,678
At fair value [member] | Level 3 [member] | Financial liabilities designated at fair value through profit or loss [member] | Option pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Interest rate to interest rate correlation	31.00%	30.00%
At fair value [member] | Level 3 [member] | Financial liabilities designated at fair value through profit or loss [member] | Option pricing model [member] | Minimum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Equity to equity correlation	49.00%	51.00%
Quanto correlation	(3.00%)	3.00%
Equity volatility	21.00%	22.00%
At fair value [member] | Level 3 [member] | Financial liabilities designated at fair value through profit or loss [member] | Option pricing model [member] | Maximum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Equity to equity correlation	69.00%	70.00%
Quanto correlation	50.00%	49.00%
Equity volatility	43.00%	47.00%
At fair value [member] | Level 3 [member] | Financial liabilities designated at fair value through profit or loss [member] | Credit default model [member] | Minimum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Quanto correlation	18.00%	18.00%
At fair value [member] | Level 3 [member] | Financial liabilities designated at fair value through profit or loss [member] | Credit default model [member] | Maximum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Quanto correlation	30.00%	30.00%
At fair value [member] | Level 3 [member] | Others [member]
Financial liabilities:
Others	¥ (20,164)	¥ (14,117)
At fair value [member] | Level 3 [member] | Others [member] | Option pricing model [member] | Minimum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Interest rate to interest rate correlation	28.00%	29.00%
Quanto correlation	5.00%	2.00%
Foreign exchange volatility	9.00%	10.00%
At fair value [member] | Level 3 [member] | Others [member] | Option pricing model [member] | Maximum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Interest rate to interest rate correlation	100.00%	100.00%
Quanto correlation	53.00%	52.00%
Foreign exchange volatility	42.00%	42.00%
At fair value [member] | Level 3 [member] | Others [member] | Credit default model [member] | Minimum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Quanto correlation	18.00%	18.00%
At fair value [member] | Level 3 [member] | Others [member] | Credit default model [member] | Maximum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Quanto correlation	30.00%	30.00%